Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Parenthetical) (Detail) - Financial assets designated as at FVOCI [member] $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Investments in equity instruments designated at fair value through other comprehensive income	$ 8
Cumulative loss on disposal of equity securities	$ (1)